CERTAIN RISKS AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2014
CERTAIN RISKS AND CONCENTRATION [Abstract]
Schedule of Major Customers
	Revenue
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Company A	-	11%	-